Development Cost (Details) zł in Millions			12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PLN (zł)
Development Cost (Details) [Line Items]
Development cost			$ 23,925,000
Project Three [Member]
Development Cost (Details) [Line Items]
Payment of initial amount	$ 566,000	€ 500,000
Payment of additional amount	$ 7,360,000	€ 6,500,000
Percentage of ownership interest			100.00%	100.00%
Percentage of total payment			70.00%	70.00%
Renewable Energy Program [Member]
Development Cost (Details) [Line Items]
Development cost			$ 23,900,000
Renewable Energy Program [Member] | POLAND | Project One [Member]
Development Cost (Details) [Line Items]
Development cost			9,600,000	zł 45
Renewable Energy Program [Member] | POLAND | Project One [Member] | Accounts Payable [Member]
Development Cost (Details) [Line Items]
Due to seller			9,600,000
Amount paid to seller			4,200,000
Outstanding payable			$ 5,400,000